                                                                          497(e)
                                               File Nos. 333-16093 and 811-07923

                                     [LOGO]

                           CALIFORNIA TAX EXEMPT FUND
                                    CLASS S

                                   PROSPECTUS
                               DATED MAY 1, 1999

                              INVESTMENT MANAGER:
                           CITY NATIONAL INVESTMENTS
                        A division of City National Bank

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

  ------------------------------------------------------------------------------

       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

Overview................................................          4
      OUR GOALS.........................................          4
      HOW WE PLAN TO ACHIEVE OUR GOALS..................          4
      TYPES OF SECURITIES...............................          4
      CLASSES OF SHARES.................................          5
      PRINCIPAL RISKS OF INVESTING IN OUR FUND..........          5
      PAST PERFORMANCE..................................          6

Understanding Expenses..................................          7
      FEES AND EXPENSES OF THE FUND.....................          7
      EXAMPLE...........................................          8

Management of the Fund..................................          9
      INVESTMENT MANAGER................................          9
      SUB-ADVISER.......................................          9
      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER
      AGENT.............................................         10
      DISTRIBUTOR.......................................         10

Account Policies........................................         11

Understanding Earnings and Taxes........................         12

How to Buy and Sell Shares..............................         14
      HOW TO PLACE AN ORDER.............................         14
      BUYING SHARES.....................................         15
      SELLING SHARES....................................         15

Important Terms to Know.................................         17
      KEY DEFINITIONS...................................         17

For More Information ..................................  back cover

More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

OVERVIEW

      OUR GOALS

       The Fund is a tax exempt money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income that is exempt from federal, and to the extent possible, California personal income tax. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

      HOW WE PLAN TO ACHIEVE OUR GOALS

       OUR PRINCIPAL STRATEGIES -- We purchase liquid, high-quality, short-term California municipal money market securities. We invest at least 80% of the Fund's net assets in municipal money market securities that pay interest that is expected to be exempt from federal income tax and which is not a preference item for purposes of the federal alternative minimum tax (the "AMT"). This may mean that, although we do not intend to, up to 20% of the securities we may invest in may be subject to the AMT. We invest at least 65% of the Fund's net assets in municipal obligations the interest on which is exempt from California personal income tax. The securities must have a maturity period of no more than 397 days and, in our opinion, present minimal credit risk.

      TYPES OF SECURITIES

       The Fund invests primarily in money market instruments including:

              - Securities that pay interest which is not a preference item for purposes of federal alternative minimum tax;

              - Municipal obligations that pay interest which is expected to be exempt from California personal income taxes; and

              - High-quality municipal bonds, notes and tax exempt commercial paper. High-quality municipal securities are those rated within the two highest short-term grades by nationally recognized statistical rating organizations such as Standard & Poor's Ratings Group and/ or Moody's Investors Services.

       Please review the SAI for more detailed descriptions of these principal investments and other securities in which the Fund may invest in addition to the types of securities described above.

      CLASSES OF SHARES

       This Prospectus offers Class S shares of the Fund. The Fund also offers other classes of shares, which are subject to the same expenses, except they may be subject to different distribution and/or shareholder servicing costs.

      PRINCIPAL RISKS OF INVESTING IN OUR FUND

       As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

       MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

       NO FEDERAL GUARANTEES -- As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

       CALIFORNIA RISK FACTORS -- The Fund may be subject to greater risks than other tax exempt money market funds that are diversified across issuers located in a number of states. Because the Fund concentrates its investments in California municipal securities, the Fund is vulnerable to changes in California's economy that may lessen the ability of California municipal bond issuers to pay interest and principal on their bonds.

       TAXES -- Although the Fund's goal is to provide income exempt from federal and California state personal income taxes, some of its income may be subject to the alternative minimum tax.

       THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield will tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

       ISSUER DEFAULT -- We may not be able to maintain a $1.00 per share value if the issuers of securities do not make their principal or interest payments on time. We attempt to minimize the risk of default by purchasing only highly-rated securities.

       DEFENSIVE INVESTMENTS -- At the discretion of the investment manager or sub-adviser to the Fund, the Fund may invest up to 100% of its assets in municipal obligations of states other than California or taxable money market securities for temporary defensive purposes. Such a stance may help the Fund minimize or avoid losses during adverse market, economic or political conditions. During such a period, the Fund may not achieve its investment goals.

       YEAR 2000 -- Many computer systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000" problem. A computer system's inability to tell the difference could cause problems with the handling of securities trades, pricing and account services. Our software vendors and service providers have assured us, but have not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have much direct impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund. It is also important to keep in mind that the Year 2000 problem may negatively impact the State of California and therefore, the municipal obligations and other securities in which the Fund invests and, by extension, the value of the shares held by the Fund.

      PAST PERFORMANCE

       The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.

       If you would like to know the Fund's current seven-day yield, call 1-888-889-0799.

UNDERSTANDING EXPENSES

      FEES AND EXPENSES OF THE FUND

       This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

              ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management Fee*                                         0.27%
              Distribution (12b-1) Fee                                0.50%
              Other Expenses
                Shareholder Servicing Fee                  0.25%
                Other Fund Expenses**                      0.20%
              Total Other Expenses**                                  0.45%
                                                                  ---------
              Total Annual Fund Operating Expenses***                 1.22%

       * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

       ** Estimated.

       *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 0.98%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

      EXAMPLE

       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

       Based on these assumptions your costs would be:

   1 Year       3 Years
   ------      ---------
    $124         $387

MANAGEMENT OF THE FUND

      INVESTMENT MANAGER

       City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB receives 0.27% of average annual net assets of the Fund for its investment management services.

       CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.3 billion in assets as of March 31, 1999. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

       CNB is applying for an exemptive order from the Securities and Exchange Commission which would permit it, subject to certain conditions required by the SEC, to replace the current sub-adviser with a new sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, will be notified of any change of the sub-adviser and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Fund to operate in a less costly and more efficient manner.

      SUB-ADVISER

       Weiss, Peck & Greer, L.L.C. ("WP&G") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and WP&G. Under the sub-advisory agreement, WP&G provides investment advisory and portfolio management services to the Fund. WP&G is located at One New York Plaza, New York, New York 10004. WP&G has been in the investment management business since 1970, and engages in investment management, venture capital management and management buyouts. Since its founding, WP&G has been active in managing portfolios of tax exempt securities. As of March 31, 1999, WP&G had assets under management totaling approximately $15.6 billion.

      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

       SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management serves as transfer agent for the Fund. Both companies are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

      DISTRIBUTOR

       SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES

       HOW WE PRICE SHARES -- Shares are priced at net asset value (NAV) which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

       WHEN SHARES ARE PRICED -- NAV calculations are made once each day, usually by 2:00 p.m. Eastern time. Shares may be purchased on any day that the New York Stock Exchange and the Federal Reserve are open for business. Shares, however, cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

       REPORTING FUND PERFORMANCE -- From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

       If you have any questions about the Fund, please call the Fund at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES

       DECLARING AND PAYING DIVIDENDS -- Dividends are declared daily and paid monthly. Dividends are normally paid on the last business day of each month. Net capital gain, if any, will be paid once a year.

       WHEN DO DIVIDENDS ACCRUE? -- Your dividends begin to accrue on the day of purchase for shares bought before 2:00 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 2:00 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

       DISTRIBUTION OPTIONS -- Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after the Fund receives your written notice. To cancel your election, please send the Fund another written notice. Proceeds from distributions will normally be wired to your financial institution on the business day after distributions are credited to your account.

       TAX CONSIDERATIONS -- The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income for federal income tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

       The Fund also intends to qualify to pay dividends to shareholders that are exempt from California personal income tax ("California exempt-interest dividends"). The Fund will qualify to pay California exempt-interest dividends if (1) at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which would be exempt from California personal income tax if the obligations were held by an individual ("California Tax Exempt Obligations") and (2) the Fund continues to qualify as a regulated investment company. The Fund will notify its shareholders of the amount of exempt-interest dividends each year.

       You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.

       BACKUP WITHHOLDING -- You must provide your financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES

       Here are the details you should know about buying and selling shares:

      HOW TO PLACE AN ORDER

       You may place an order with:

              -  an approved broker-dealer; or

              -  any other approved financial institution.

       ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION -- You may purchase shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your financial institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial institution.

       WHEN ORDERS WILL BE COMPLETED -- You may have to transmit purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.

       If we receive your purchase order, through your financial institution, before 2:00 p.m. Eastern time, the order will be executed that same day. Orders received after 2:00 p.m. Eastern time will be executed the following business day. Your shares will be bought only after we receive a properly completed order with full payment.

       PURCHASE MINIMUMS -- You may buy shares for an initial amount of $100,000. This is the required minimum account balance. You may buy additional shares for $1,000 or more. However, in order to reach or maintain these purchase and account balance minimums your broker-dealer or financial institution may aggregate your purchase with the purchases of its other clients. Further exceptions to the purchase minimum requirement may be made at our discretion.

       MINIMUM ACCOUNT BALANCES -- If your account balance drops below the required minimum because of redemptions, the Fund may redeem your shares. However, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares.

       PAYMENT RESTRICTIONS -- We only accept payments by wire in U.S. funds. Cash, checks and third-party checks will not be accepted. Consult with your financial institution about their acceptable methods of payment.

       WIRING FEE -- The financial institution placing your order may charge its own wiring fees.

      BUYING SHARES

       FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your broker-dealer or financial institution's procedures for transacting with the Fund. Contact your broker-dealer or financial institution for more information.

      SELLING SHARES

       GENERAL INFORMATION -- You may sell your shares by contacting your broker-dealer or financial institution. You will have to follow their procedures. Contact your broker-dealer or financial institution for more information.

       GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form. For example, if we are unable to determine how many shares you wish to sell, we may not execute your order.

       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to five business days, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

       CONFIRMING AUTHENTICITY -- We will take steps in an effort to verify that an order is authentic. To do so, we may:

              - ask for a form of personal identification or written confirmation of instructions; and

              -  tape record your telephone instructions.

       We reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

       LIABILITY -- We may be liable for losses from unauthorized or fraudulent telephone transactions only if reasonable steps are not taken to verify an order's authenticity.

IMPORTANT TERMS TO KNOW

      KEY DEFINITIONS

       "We", "Us" and "Our" means the CNI Charter California Tax Exempt Fund.

       "You" and "Your" means the prospective investor or current shareholder.

       "Liquidity" means the ability to turn investments into cash.

       "Quality" means the credit rating given to a security by a nationally recognized statistical rating organization.

       "Yield" means the interest rate you would receive if you kept your investment in the Fund for a year. It is based on the current interest rate for a trailing seven-day period.

       "Effective Yield" means the interest rate, compounded weekly, you would receive if you kept your investment in the Fund for a year.

FOR MORE INFORMATION

CNI CHARTER CALIFORNIA TAX EXEMPT FUND

Additional information is available free of charge in the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

       SEI Investments Distribution Co.
       One Freedom Valley Drive
       Oaks, Pennsylvania 19456
       1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-800-SEC-0330;

-  on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

FOR THE CURRENT SEVEN-DAY YIELD, OR IF YOU HAVE QUESTIONS ABOUT THE FUND, PLEASE CALL 1-888-889-0799.

       The Fund's Investment Company Act
       file number: 811-07923.

                                     [LOGO]

                                   CALIFORNIA
                                TAX EXEMPT FUND
                                    CLASS S

                                   PROSPECTUS
                               DATED MAY 1, 1999

                                                                    CNI-F-006-01

                                                                          497(e)
                                               File Nos. 333-16093 and 811-07923

                                     [LOGO]

                                GOVERNMENT FUND
                                    CLASS S

                                   PROSPECTUS
                               DATED MAY 1, 1999

                              INVESTMENT MANAGER:
                           CITY NATIONAL INVESTMENTS
                        A division of City National Bank

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

  ------------------------------------------------------------------------------

       MUTUAL FUND SHARES ARE NOT FDIC INSURED. MUTUAL FUND SHARES ARE NOT BANK DEPOSITS, NOR ARE THEY OBLIGATIONS OF, OR GUARANTEED BY CITY NATIONAL BANK. INVESTING IN MUTUAL FUNDS INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TABLE OF CONTENTS

Overview................................................          4
      OUR GOALS.........................................          4
      HOW WE PLAN TO ACHIEVE OUR GOALS..................          4
      TYPES OF SECURITIES...............................          4
      CLASSES OF SHARES.................................          5
      PRINCIPAL RISKS OF INVESTING IN OUR FUND..........          5
      PAST PERFORMANCE..................................          6

Understanding Expenses..................................          7
      FEES AND EXPENSES OF THE FUND.....................          7
      EXAMPLE...........................................          8

Management of the Fund..................................          9
      INVESTMENT MANAGER................................          9
      SUB-ADVISER.......................................          9
      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER
      AGENT.............................................         10
      DISTRIBUTOR.......................................         10

Account Policies........................................         11

Understanding Earnings and Taxes........................         12

How to Buy and Sell Shares..............................         14
      HOW TO PLACE AN ORDER.............................         14
      BUYING SHARES.....................................         15
      SELLING SHARES....................................         15

Important Terms to Know.................................         17
      KEY DEFINITIONS...................................         17

For More Information ..................................  back cover

More detailed information on all subjects covered in this simplified prospectus is contained within the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). Investors seeking more in-depth explanations of the Fund should request the SAI and review it before purchasing shares.

OVERVIEW

      OUR GOALS

       The Fund is a money market fund that seeks to preserve your principal and maintain a high degree of liquidity while providing current income. Also, the Fund seeks to maintain a $1.00 per share net asset value. The goals of the Fund can only be changed with shareholder approval.

      HOW WE PLAN TO ACHIEVE OUR GOALS

       OUR PRINCIPAL STRATEGIES -- We purchase liquid, high-quality, short-term U.S. government and agency obligations. The securities must have a maturity period of no more than 397 days and, in our opinion, present minimal credit risk.

       Using a top-down strategy and bottom-up security selection, we seek securities with an acceptable maturity that are marketable and liquid and offer competitive yields. We also consider factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

      TYPES OF SECURITIES

       The Fund invests exclusively in the following money market instruments including:

              -  U.S. Treasury Obligations;

              - Obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government; and

              -  Repurchase agreements involving these obligations.

       Please review the SAI for more detailed descriptions of these securities.

      CLASSES OF SHARES

       This Prospectus offers Class S shares of the Fund. The Fund also offers other classes of shares, which are subject to the same expenses, except they may be subject to different distribution and/or shareholder servicing costs.

      PRINCIPAL RISKS OF INVESTING IN OUR FUND

       As with any money market fund, there are risks to investing. We cannot guarantee that we will meet our investment goals. Here are the principal risks to consider:

       MAINTAINING THE NET ASSET VALUE -- We cannot guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share. You may lose money by investing in the Fund.

       NO FEDERAL GUARANTEES -- As with any money market mutual fund, an investment in the Fund is not a deposit of a bank and is not insured, guaranteed, or protected by the FDIC, Federal Reserve Board, or any agency of the U.S. Government.

       THE EFFECT OF INTEREST RATES -- A money market fund's yield is affected by interest rate changes. When rates decline, the fund's yield will tend to be somewhat higher than prevailing market rates. When rates rise, the fund's yield may tend to be somewhat lower.

       DEFENSIVE INVESTMENTS -- The securities in which the Fund invests, and the strategies described in this Prospectus, are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's goals.

       YEAR 2000 -- Many computer systems cannot distinguish the year 2000 from 1900. This is known as the "Year 2000" problem. A computer system's inability to tell the difference could cause problems with the handling of securities trades, pricing and account services. Our software vendors and service providers have assured us, but have not guaranteed, that their systems will be adapted in time to avoid serious problems. We do not expect Year 2000 conversion costs to have much direct impact on the Fund because these costs are borne primarily by the Fund's vendors and service providers, and not directly by the Fund. It is also important to keep in mind that the Year 2000 problem may negatively impact the government securities in which the Fund invests and, by extension, the value of the shares held by the Fund.

      PAST PERFORMANCE

       The Fund is a new series of the Trust and has recently commenced operations. Therefore, no past performance information is available.

       If you would like to know the Fund's current seven-day yield, call 1-888-889-0799.

UNDERSTANDING EXPENSES

      FEES AND EXPENSES OF THE FUND

       This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.

              ANNUAL FUND OPERATING EXPENSES
              (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

              Management Fee*                                         0.26%
              Distribution (12b-1) Fee                                0.50%
              Other Expenses
                Shareholder Servicing Fee                  0.25%
                Other Fund Expenses**                      0.14%
              Total Other Expenses**                                  0.39%
                                                                  ---------
              Total Annual Fund Operating Expenses***                 1.15%

       * The "Management Fee" is an annual fee, payable monthly out of the Fund's net assets.

       ** Estimated.

       *** The "Total Annual Fund Operating Expenses" is an estimate and may be higher or lower than that outlined above. The investment manager has voluntarily agreed to limit its fees or reimburse the Fund for expenses to the extent necessary to keep Total Annual Fund Operating Expenses at or below 1.05%. Any fee reductions or reimbursements may be repaid to the investment manager within 3 years after they occur if such repayments can be achieved within the Fund's then current expense limit, if any, for that year and if certain other conditions are satisfied.

      EXAMPLE

       The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower. The Example should not be considered a representation of past or future expenses or performance.

       Based on these assumptions your costs would be:

   1 Year       3 Years
   ------      ---------
    $117         $365

MANAGEMENT OF THE FUND

      INVESTMENT MANAGER

       City National Bank ("CNB") is the Fund's investment manager. As investment manager, CNB provides the Fund with investment management services, including the selection, appointment, and supervision of the sub-adviser to the Fund. CNB receives 0.26% of average annual net assets of the Fund for its investment management services.

       CNB, founded in the early 1950's, is a federally chartered commercial bank with approximately $6.3 billion in assets as of March 31, 1999. It is a wholly-owned subsidiary of City National Corporation, a New York Stock Exchange listed company. CNB's address is 400 North Roxbury Drive, Beverly Hills, California 90210.

       CNB is applying for an exemptive order from the Securities and Exchange Commission which would permit it, subject to certain conditions required by the SEC, to replace the current sub-adviser with a new sub-adviser with the approval of the Board of Trustees but without obtaining shareholder approval. Shareholders, however, will be notified of any change of the sub-adviser and be provided with information regarding the new sub-adviser. An order from the SEC granting this exemption benefits shareholders by enabling the Fund to operate in a less costly and more efficient manner.

      SUB-ADVISER

       Wellington Management Company, LLP ("Wellington Management") currently serves as the Fund's sub-adviser pursuant to a sub-advisory agreement between the investment manager and Wellington Management. Under the sub-advisory agreement, Wellington Management provides investment advisory and portfolio management services to the Fund. Wellington Management is located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since

       1960. As of March 31, 1999, Wellington Management had discretionary management authority with respect to approximately $215 billion in assets.

      ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

       SEI Investments Mutual Funds Services serves as administrator and fund accountant to the Fund. SEI Investments Fund Management serves as transfer agent for the Fund. Both companies are located at One Freedom Valley Drive, Oaks, Pennsylvania 19456 and can be reached at 1-888-889-0799.

      DISTRIBUTOR

       SEI Investments Distribution Co. (the "Distributor") serves as the Fund's distributor pursuant to a distribution agreement with the Fund. The Distributor is located at One Freedom Valley Drive, Oaks, Pennsylvania, 19456 and can be reached at 1-888-889-0799.

ACCOUNT POLICIES

       HOW WE PRICE SHARES -- Shares are priced at net asset value ("NAV") which is expected to remain constant at $1.00. The NAV is calculated by adding the values of all securities and other assets of the Fund, subtracting the liabilities, and dividing the net amount by the number of outstanding shares. Securities are valued at amortized cost, which approximates market value.

       WHEN SHARES ARE PRICED -- NAV calculations are made once each day, usually by 4:30 p.m. Eastern time. Shares may be purchased on any day that the New York Stock Exchange and the Federal Reserve are open for business. Shares, however, cannot be purchased by Federal Reserve wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

       REPORTING FUND PERFORMANCE -- From time to time the Fund may advertise its yield and effective yield. Performance figures are based upon historical results and are not intended to indicate future performance.

       If you have any questions about the Fund, please call the Fund at 1-888-889-0799.

UNDERSTANDING EARNINGS AND TAXES

       DECLARING AND PAYING DIVIDENDS -- Dividends are declared each day the NAV is calculated. Dividends are normally paid on the last business day of each month. Net capital gain, if any, will be paid once a year.

       WHEN DO DIVIDENDS ACCRUE? -- Your dividends begin to accrue on the day of purchase for shares bought before 4:30 p.m. Eastern time. They begin to accrue on the following day for shares purchased after 4:30 p.m. Eastern time. You will not be credited with dividends for shares on the day you sell them.

       DISTRIBUTION OPTIONS -- Your dividends will be automatically reinvested in additional full or fractional shares, unless you instruct the Fund in writing prior to the date of distribution of your election to receive payment in cash. Your election will be effective for all dividends and distributions paid after the Fund receives your written notice. To cancel your election, please send the Fund another written notice. Proceeds from distributions will normally be wired to your financial institution on the business day after distributions are credited to your account.

       TAX CONSIDERATIONS -- The Fund intends to distribute substantially all of its net investment income (including net short-term capital gain) to shareholders. If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income for federal income tax purposes, the Fund may pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are excludable from a shareholder's gross income for federal income tax purposes, but may have certain collateral federal tax consequences including alternative minimum tax consequences.

       You will be notified at least annually about the tax consequences of distributions made each year. BE SURE TO CONSULT YOUR TAX ADVISOR ABOUT THE

       SPECIFIC TAX IMPLICATIONS OF YOUR INVESTMENTS. FOR ADDITIONAL INFORMATION REGARDING TAX CONSIDERATIONS, SEE THE SAI.

       BACKUP WITHHOLDING -- You must provide to your financial institution with your social security or tax identification number on your account application form and specify whether or not you are subject to backup withholding. Otherwise, you may be subject to backup withholding at a rate of 31%.

HOW TO BUY AND SELL SHARES

       Here are the details you should know about buying and selling shares:

      HOW TO PLACE AN ORDER

       You may place an order with:

              -  an approved broker-dealer; or

              -  any other approved financial institution.

       ORDERING THROUGH A BROKER-DEALER OR FINANCIAL INSTITUTION -- You may purchase shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your financial institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your financial institution.

       WHEN ORDERS WILL BE COMPLETED -- You may have to transmit purchase or exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to the Fund. For more information about how to purchase or exchange fund shares through your financial institution, you should contact your financial institution directly.

       If we receive your purchase order, through your financial institution, before 4:30 p.m. Eastern time, the order will be executed that same day. Orders received after 4:30 p.m. Eastern time will be executed the following business day. Your shares will be bought only after we receive a properly completed order with full payment.

       PURCHASE MINIMUMS -- You may buy shares for an initial amount of $100,000. This is the required minimum account balance. You may buy additional shares for $1,000 or more. However, in order to reach or maintain these purchase and account balance minimums your broker-dealer or financial institution may aggregate your purchase with the purchases of its other clients. Further exceptions to the purchase minimum requirement may be made at our discretion.

       MINIMUM ACCOUNT BALANCES -- If your account balance drops below the required minimum because of redemptions, the Fund may redeem your shares. However, the Fund will always give you at least 30 days' written notice to give you time to add to your account and avoid involuntary redemption of your shares.

       PAYMENT RESTRICTIONS -- We only accept payments by wire in U.S. funds. Cash, checks and third-party checks will not be accepted. Consult with your financial institution about their acceptable methods of payment.

       WIRING FEE -- The financial institution placing your order may charge its own wiring fees.

      BUYING SHARES

       FIRST TIME AND SUBSEQUENT PURCHASES -- You will have to follow your financial institution's procedures for transacting with the Fund. Contact your financial institution for more information.

      SELLING SHARES

       GENERAL INFORMATION -- You may sell your shares by contacting your broker-dealer or financial institution. You will have to follow their procedures. Contact your broker-dealer or financial institution for more information.

       GENERAL RESTRICTIONS -- We may suspend the right to sell shares or postpone payment for a sale of shares when either the New York Stock Exchange or the Federal Reserve's Fedline System is closed or restricted. We reserve the right to reject any order that is not received in proper form. For example, if we are unable to determine how many shares you wish to sell, we may not execute your order.

       OTHER REDEMPTION OPTIONS -- Under conditions where cash redemptions are detrimental to the Fund and its shareholders, we reserve the right to make redemptions in readily marketable securities other than cash. In unusual circumstances, the Fund may temporarily suspend the processing of sell requests, or postpone payments of proceeds for up to five business days, as permitted by federal securities laws. Please see the SAI for a more detailed discussion.

       CONFIRMING AUTHENTICITY -- We will take steps in an effort to verify that an order is authentic. To do so, we may:

              - ask for a form of personal identification or written confirmation of instructions; and

              -  tape record your telephone instructions.

       We reserve the right to refuse an order if we cannot reasonably confirm the authenticity of the instructions.

       LIABILITY -- We may be liable for losses from unauthorized or fraudulent orders only if reasonable steps are not taken to verify an order's authenticity.

IMPORTANT TERMS TO KNOW

      KEY DEFINITIONS

       "We", "Us" and "Our" means the CNI Charter Government Fund.

       "You" and "Your" means the prospective investor or current shareholder.

       "Liquidity" means the ability to turn investments into cash.

       "Quality" means the credit rating given to a security by a nationally recognized statistical rating organization.

       "Yield" means the interest rate you would receive if you kept your investment in the Fund for a year. It is based on the current interest rate for a trailing seven-day period.

       "Effective Yield" means the interest rate, compounded weekly, you would receive if you kept your investment in the Fund for a year.

FOR MORE INFORMATION

CNI CHARTER GOVERNMENT FUND

Additional information is available free of charge in the STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI is incorporated by reference (legally considered part of this document). Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To receive a free copy of this Prospectus, the SAI, or the Annual or Semi-Annual Reports (when available), please contact:

       SEI Investments Distribution Co.
       One Freedom Valley Drive
       Oaks, Pennsylvania 19456
       1-888-889-0799

INFORMATION ABOUT THE FUND MAY BE REVIEWED AND COPIED:

-  at the SEC's Public Reference Room in Washington, D.C. at 1-800-SEC-0330;

-  on the SEC's Internet site at www.sec.gov; or

- by written request (including duplication fee) to the Public Reference Section of the SEC, Washington, D.C. 20549-6009.

FOR THE CURRENT SEVEN-DAY YIELD, OR IF YOU HAVE QUESTIONS ABOUT THE FUND, PLEASE CALL 1-888-889-0799.

       The Fund's Investment Company Act
       file number: 811-07923.

                                     [LOGO]

                                GOVERNMENT FUND
                                    CLASS S

                                   PROSPECTUS
                               DATED MAY 1, 1999

                                                                    CNI-F-007-01